UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Financial Investors Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Item 1 – Schedule of Investments.

SCHEDULE OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

July 31, 2005 (Unaudited)

Face Value			Value
	U.S. TREASURY OBLIGATIONS	13.54%
	U.S. Treasury Bill:
$5,000,000	3.02%, 8/11/05		$4,995,799

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,995,799)			4,995,799

				Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS	86.72%

	Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 3.27%, dated 7/29/05 and maturing 8/1/05, collaterized by U.S. Treasury Bill, due 1/19/06 with a repurchase amount of $1,400,382		1,400,000	$1,428,590

	Agreement with Bank of America and Bank of New York (Tri-party), 3.27%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Bill, due 12/22/05 with a repurchase amount of $1,400,382		1,400,000	1,428,018

	Agreement with BNP Paribas and Bank of New York (Tri-party), 3.25%, dated 7/29/05 and maturing 8/1/05, collaterized by U.S. Treasury Bill, due 10/27/05 with a repurchase amount of $1,500,406		1,500,000	1,530,363

	Agreement with Credit Suisse First Boston and J.P Morgan Chase & Co. (Tri-party), 3.26%, dated 7/29/05 and maturing 8/1/05, collaterized by U.S. Treasury Note, 4.38% due 8/15/12 with a repurchase amount of $1,400,380		1,400,000	1,429,162

	Agreement with Deutsche Bank and Bank of New York (Tri-party), 3.27%, dated 7/29/05 and maturing 8/1/05, collateralized by Government National Mortgage Association CMO, 6.38% due 1/16/25 with a repurchase amount of $8,002,180		8,000,000	8,160,001

	Agreement with Goldman Sachs & Co. and Bank of New York (Tri-Party), 3.20%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Strip, due 2/15/06 with a repuchase amount of $1,400,373		1,400,000	1,420,000

Agreement with HSBC Bank and J.P Morgan Chase & Co. (Tri-Party), 3.27%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Principal Strip, 6.50% due 2/15/10 with a repuchase amount of $1,400,382		1,400,000	1,428,046

Agreement with J.P Morgan Chase & Co. and J.P. Morgan Chase & Co. (Tri-party), 3.26%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Strips, due 8/15/12-8/15/14 and U.S. Treasury Principal Strip, 11.25% due 2/15/15 with a repurchase amount of $1,400,380		1,400,000	1,430,842

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 3.26%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Note, 4.00% due 2/15/15 with a repurchase amount of $8,507,311		8,505,000	8,677,939

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-Party), 3.29%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Strips, due 11/15/10-11/15/11, U.S. Treasury Principal Strips, 4.75%-11.25% due 8/15/10-2/15/15 with a repurchase amount of $1,400,384		1,400,000	1,431,428

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 3.26%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Note, 4.75%, due 11/15/08 with a repurchase amount of $1,400,380		1,400,000	1,428,220

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 3.25% dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Principal Strip, 5.63% due 2/15/06 with a repurchase amount of $1,400,379		1,400,000	1,428,147

Agreement with UBS Warburg and J.P Morgan Chase & Co. (Tri-party), 3.28%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S Treasury Bill, due 9/29/05 with a repurchase amount of $1,400,383		1,400,000	1,432,066

TOTAL REPURCHASE AGREEMENTS
(Cost $32,005,000)		32,005,000	32,652,822

TOTAL INVESTMENTS
(Cost $37,000,799)	100.26%	$37,000,799
Liabilities in Excess of Other Assets	-0.26%	(94,319)
NET ASSETS	100.00%	$36,906,480

Income Tax Information:

Total cost for federal income tax purposes: $37,000,799

See accompanying Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

July 31, 2005 (Unaudited)

Face Value			Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS	28.88%

	Federal Home Loan Bank
$10,000,000	3.24%, 8/3/05*		$9,999,250

	Federal Home Loan Mortgage Corp.
10,000,000	3.18%, 8/7/05*		9,999,670
6,300,000	3.23%, 8/9/05 DN		6,295,478
10,000,000	3.34%, 9/9/05*		10,000,245

	Federal National Mortgage Association
10,000,000	3.27%, 8/1/05 *		9,998,500
10,000,000	3.27%, 9/9/05 *		9,999,502
10,000,000	3.27%, 9/14/05 DN		9,960,003
5,000,000	3.36%, 9/28/05 DN		4,972,909

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $71,225,557)			71,225,557

			Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS	71.28%

Agreement with Bank of America and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp. DN, due 8/9/05 with a repurchase amount of $50,013,750		50,000,000	$51,000,948

Agreement with Barclays and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp. Notes, 2.50-2.88% due 12/30/05-12/29/06 with a repurchase amount of $11,003,025		11,000,000	11,224,465

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Bill, due 10/27/05 with a repurchase amount of $11,003,025		11,000,000	11,220,347

Agreement with Deutsche Bank and Bank of New York (Tri-party), 3.29%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp. Note, 3.75% due 11/15/06 with a repurchase amount of $11,003,016		11,000,000	11,220,491

Agreement with HSBC Bank and JP Morgan Chase & Co. (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp. Note, 6.00% due 6/15/11 and Federal National Mortgage Association Bond, 6.00% due 5/15/08 with a repurchase amount of $11,003,025		11,000,000	11,223,718

Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-party), 3.26% dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Note, 3.88% due 5/15/09 with a repurchase amount of $48,775,247		48,762,000	49,740,097

Agreement with Morgan Stanley and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp. Notes, 2.50%-2.88%, due 12/30/05-12/29/06 with a repurchase amount of $11,003,025		11,000,000	11,224,465

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Note, 4.00%, due 11/15/12 with a repurchase amount of $11,003,025		11,000,000	11,220,014

Agreement with UBS Warburg and JP Morgan Chase & Co (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp Note, 3.75%, due 8/3/07, with a repurchase amount $11,003,025		11,000,000	11,221,630

TOTAL REPURCHASE AGREEMENTS
(Cost $175,762,000)		175,762,000	179,296,175

TOTAL INVESTMENTS
(Cost $246,987,557)	100.16%	$246,987,557
Liabilities in Excess of Other Assets	-0.16%	(406,266)
NET ASSETS	100.00%	$246,581,291

DN - Discount Note

*Floating rate security - rate disclosed as of July 31, 2005. Maturity date represents the next interest rate reset date.

Income Tax Information:

Total cost for federal income tax purposes: $246,987,557

See accompanying Notes to Schedule of Investments

6

SCHEDULE OF INVESTMENTS

PRIME MONEY MARKET FUND

July 31, 2005 (Unaudited)

			Principal Amount	Value
	CERTIFICATES OF DEPOSIT	36.35%

Allied Irish PLC
8/31/05	3.26%		$1,500,000	$1,500,000

Barclays Bank PLC
8/18/05	3.34%*		1,500,000	1,499,680

BNP Paribas NY
8/9/05	3.18%		1,500,000	1,499,997

Royal Bank Canada
8/31/05	3.26%		1,500,000	1,500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $5,999,677)				5,999,677

				Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS	63.69%

	Agreement with Bank of America and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp. Notes, 3.15%-5.18% due 2/28/07-6/22/35 with a repurchase amount of $3,000,825		3,000,000	$3,060,706

	Agreement with Barclays and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Bank DN, due 8/26/05 with a repurchase amount of $500,138		500,000	510,668

	Agreement with BNP Paribas and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Bill, due 10/27/05 with a repurchase amount of $500,138		500,000	510,782

	Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Bank Bond, 2.63% due 5/15/07 with a repurchase amount of $500,138		500,000	514,765

	Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-party), 3.26%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasuery Note, 3.88% due 5/15/09 with a repurchase amount of $4,510,225		4,509,000	4,599,719

	Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal National Mortgage Association Discount Note, due 9/14/05 with a repurchase amount of $500,138		500,000	510,669

	Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Note, 4.00% due 11/15/12 wth a repurchase amount of $500,138		500,000	510,365

	Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-party), 3.30% dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp. Note, 3.75% due 8/15/07 with a repurchase amount of $500,138		500,000	514,893

TOTAL REPURCHASE AGREEMENTS (Cost $10,509,000)			10,509,000	10,732,567

TOTAL INVESTMENTS (Cost $16,508,677)	100.04%	$16,508,677
Liabilities in Excess of Other Assets	-0.04%	(5,861)
NET ASSETS	100.00%	$16,502,816

DN - Discount Note

*Floating rate security - rate disclosed as of July 31, 2005. Maturity date represents the next interest rate reset date.

Income Tax Information:

Total cost for federal income tax purposes: $16,508,677

See accompanying Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS

American Freedom U.S. Government Money Market Fund

July 31, 2005 (Unaudited)

Face Value			Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS	29.70%
	Federal Home Loan Bank
$6,294,000	3.23%, 8/12/05 DN		$6,287,788

	Federal Home Loan Mortgage Corp.
5,000,000	3.18%, 8/7/05*		4,999,835

	Federal National Mortgage Association
5,000,000	3.27%, 8/1/05*		4,999,250
10,000,000	3.37%, 8/29/05*		9,999,531
3,000,000	3.27%, 9/9/05*		2,999,854
5,000,000	3.27%, 9/14/05 DN		4,980,001
5,000,000	3.36%, 9/28/05 DN		4,972,909

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $39,239,168)			39,239,168

				Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS	70.53%

	Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 3.28%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Bill, due 1/19/06 with a repurchase amount of $5,501,503		5,500,000	$5,610,139

	Agreement with Bank of America and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Farm Credit Bank Bond, 5.35% due 6/16/14, Federal National Mortgage Association DN due 8/1/05 and a Federal National Mortgage Association Notes, 5.00%-7.13% due 3/15/07-7/02/18 with a repurchase amount of $27,007,425		27,000,000	27,540,905

	Agreement with Barclays and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Bank DN due 8/26/05 with a repurchase amount of $5,501,513		5,500,000	5,610,375

	Agreement with BNP Paribas and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Bank Bond, 5.75% due 5/15/12 with a repurchase amount of $5,501,513		5,500,000	5,614,836

	Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Bank Bond, 2.63% due 5/15/07 and Federal National Mortgage Association Note, 4.38% due 3/15/13 with a repurchase amount of $5,501,513		5,500,000	5,614,151

Agreement with Deutsche Bank and Bank of New York (Tri-party), 3.29%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Mortgage Corp. Note, 6.75% due 3/15/31 with a repurchase amount of $5,501,508		5,500,000	5,610,996

Agreement with HSBC Bank and JP Morgan Chase & Co. (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal National Mortgage Association Notes, 3.25%-7.25% due 2/15/09-1/15/10 with a repurchase amount of $5,501,513		5,500,000	5,610,700

Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-party), 3.26%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Note, 4.00% due 3/15/10 with a repurchase amount of $16,687,532		16,683,000	17,021,380

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal Home Loan Bank DN due 8/10/05 with a repurchase amount of $5,501,513		5,500,000	5,613,818

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by U.S. Treasury Note, 4.00% due 11/15/12 with a repurchase amount of $5,501,513		5,500,000	5,610,007

Agreement with UBS Warburg, Inc. and JP Morgan Chase & Co. (Tri-party), 3.30%, dated 7/29/05 and maturing 8/1/05, collateralized by Federal National Mortgage Association Bond, 2.63% due 11/15/06 and Federal Home Loan Bank Note, 3.38% due 9/14/07 with a repurchase amount of $5,501,513		5,500,000	5,613,715

TOTAL REPURCHASE AGREEMENTS (Cost $93,183,000)		93,183,000	67,530,117

TOTAL INVESTMENTS (Cost $132,422,168)	100.23%	$132,422,168
Liabilities in Excess of Other Assets	-0.23%	(299,669)
NET ASSETS	100.00%	$132,122,499

*Floating rate security - rate disclosed as of July 31, 2005. Maturity date represents the next interest rate reset date.

DN- Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $132,422,168

See accompanying Notes to Schedule of Investments

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income:  Investment transactions are accounted for on the date the investments are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement.  The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price.  In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 26, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	September 26, 2005